Subsequent events - Significant Business Strategy Adjustment (Details) ¥ in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jul. 14, 2022 CNY (¥)	Aug. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020	Dec. 31, 2019
Private equity funds
Subsequent Event [Line Items]
Amount subscribed from financial institutions | $			$ 44.0
Net revenue | Customer concentration
Subsequent Event [Line Items]
Percent of total net revenue and total cost of revenue of a discontinued business			90.00%	90.00%	90.00%
Subsequent events | Beijing Missfresh Bianligou E-Commerce Co Ltd
Subsequent Event [Line Items]
Aggregate consideration in cash		¥ 18.0
Cash consideration received		4.6
Subsequent events | Total cost of revenue | Customer concentration
Subsequent Event [Line Items]
Percent of total net revenue and total cost of revenue of a discontinued business	90.00%
Subsequent events | Shanxi Donghui
Subsequent Event [Line Items]
Equity investment agreed by investor	¥ 200.0
Subsequent events | Accounts payable and accrued expenses
Subsequent Event [Line Items]
Aggregate consideration in cash		¥ 3.2